COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 1,017,325	¥ 1,065,551